INVESTMENTS - Consolidated subsidiaries Generation and Transmission Companies (Details)	12 Months Ended
	Dec. 31, 2017 project Plant item km GW MW	Oct. 02, 2015 MW	Dec. 11, 2014 MW
Disclosure of associates and joint ventures
Total installed power capacity (in MW) | GW	48,120.000
Eletrosul
Disclosure of associates and joint ventures
Number of SHPPS | item	2
Number of wind parks | item	35
Number of solar photovoltaic units | item	1
Number of hydroelectric plants | item	5
Total installed power capacity (in MW) | MW	6,708
Length of high voltage transmission lines (in km) | km	2,487.1
Chesf
Disclosure of associates and joint ventures
Portion of production from hydroelectric plants out of total production (in percent)	97.00%
Number of hydroelectric plants | Plant	13
Number of thermoelectric plants | Plant	1
Total installed power capacity (in MW) | MW	10,613		9,208.5
Number of substation in transmission activity | item	119
Length of high voltage transmission lines (in km) | km	20,313.3
Eletronorte
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	4
Number of thermoelectric plants | Plant	8
Total installed power capacity (in MW) | MW	9,381.87
Number of substation in transmission activity | item	57
Length of high voltage transmission lines (in km) | km	11,807.32
Installed power capacity of hydroelectric plants (in MW) | MW	8,860.05
Installed power capacity of thermoelectric plants (in MW) | MW	521.82
Length of high voltage transmission lines in the national interconnected system (in km) | km	11,617.12
Number of substations in the national interconnected system | item	56
Length of high voltage transmission lines in the isolated system (in km) | km	190.20
Number of substations in the isolated system | item	11
Furnas
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	10
Number of thermoelectric plants | Plant	2
Total installed power capacity (in MW) | MW		4,617
Installed power capacity of hydroelectric plants (in MW) | MW	16,586.26
Installed power capacity of thermoelectric plants (in MW) | MW	530
Number of hydroelectric plants in partnership with private enterprise | project	2
Number of hydroelectric plants under special purpose company | Plant	8